Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Group Monitors Capital using Liabilities to Assets Ratio

The liabilities to assets ratio at December 31, 2021 and 2022 were as follows:

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Total liabilities	18,380,369	20,303,685
Total assets	42,522,584	44,942,945
Liabilities to assets ratio	43.22%	45.18%